Sphere 500 Climate Fund
Schedule of Investments
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% Shares Fair Value
Communications — 10.60%
Airbnb, Inc., Class A
(a)
106 $ 16,073
Alphabet, Inc., Class A 1,450 264,117
Alphabet, Inc., Class C 1,293 237,162
AppLovin Corp., Class A
(a)
43 3,578
AT&T, Inc. 1,774 33,901
Charter Communications, Inc., Class A
(a)
24 7,175
Comcast Corp., Class A 962 37,672
DoorDash, Inc., Class A
(a)
75 8,159
Electronic Arts, Inc. 59 8,220
Liberty Media Corp - Liberty Formula One
(a)
50 3,592
Live Nation Entertainment, Inc.
(a)
38 3,562
Meta Platforms, Inc., Class A 541 272,783
Netflix, Inc.
(a)
105 70,863
Omnicom Group, Inc. 47 4,216
Pinterest, Inc., Class A
(a)
146 6,434
Roblox Corp., Class A
(a)
123 4,577
Take-Two Interactive Software, Inc.
(a)
39 6,064
T-Mobile US, Inc. 109 19,204
Verizon Communications, Inc. 1,042 42,972
Walt Disney Co. (The) 450 44,680
Warner Bros Discovery, Inc.
(a)
549 4,085
Total Communications
(Cost $794,525) 1,099,089
Consumer Discretionary — 11.04%
Amazon.com, Inc.
(a)
2,293 443,122
AutoZone, Inc.
(a)
4 11,856
Best Buy Co., Inc. 53 4,467
Booking Holdings, Inc. 8 31,692
Burlington Stores, Inc.
(a)
15 3,600
Carnival Corp.
(a)
247 4,624
Chipotle Mexican Grill, Inc.
(a)
300 18,794
Coupang, Inc.
(a)
291 6,096
D.R. Horton, Inc. 71 10,006
Darden Restaurants, Inc. 29 4,388
Deckers Outdoor Corp.
(a)
6 5,808
Dollar Tree, Inc.
(a)
53 5,659
Domino's Pizza, Inc. 8 4,131
DraftKings, Inc., Class A
(a)
115 4,390
eBay, Inc. 123 6,608
Expedia Group, Inc.
(a)
31 3,906
Floor & Decor Holdings, Inc., Class A
(a)
26 2,585
Ford Motor Co. 968 12,139
General Motors Co. 281 13,055

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Consumer Discretionary — 11.04% - (continued)
Genuine Parts Co. 34 $ 4,703
Hilton Worldwide Holdings, Inc. 60 13,092
Home Depot, Inc. (The) 245 84,339
Las Vegas Sands Corp. 98 4,337
Lennar Corp., Class A 59 8,842
Lowe's Companies., Inc. 141 31,085
Lululemon Athletica, Inc.
(a)
27 8,065
Marriott International, Inc., Class A 59 14,264
McDonald's Corp. 178 45,361
Nike, Inc., Class B 289 21,782
O'Reilly Automotive, Inc.
(a)
14 14,785
Pool Corp. 9 2,766
PulteGroup, Inc. 51 5,615
Ross Stores, Inc. 81 11,771
Royal Caribbean Cruises Ltd.
(a)
58 9,247
Starbucks Corp. 274 21,331
Target Corp. 114 16,876
Tesla, Inc.
(a)
687 135,944
TJX Companies., Inc. (The) 279 30,718
TopBuild Corp.
(a)
7 2,697
Tractor Supply Co. 26 7,020
Uber Technologies, Inc.
(a)
497 36,122
Ulta Beauty, Inc.
(a)
11 4,245
Williams-Sonoma, Inc. 15 4,235
Yum! Brands, Inc. 69 9,140
Total Consumer Discretionary
(Cost $966,848) 1,145,308
Consumer Staples — 4.71%
Brown-Forman Corp., Class B 73 3,153
Church & Dwight Co., Inc. 60 6,221
Clorox Co. (The) 30 4,094
Coca-Cola Co. (The) 1,058 67,342
Colgate-Palmolive Co. 202 19,602
Conagra Brands, Inc. 117 3,325
Constellation Brands, Inc., Class A 37 9,519
Costco Wholesale Corp. 109 92,648
Dollar General Corp. 54 7,140
Estée Lauder Companies, Inc. (The), Class A 57 6,065
General Mills, Inc. 139 8,793
Hershey Co. (The) 36 6,618
Kellogg Co. 71 4,095
Kenvue Inc. 466 8,472
Keurig Dr. Pepper, Inc. 263 8,784
Kimberly-Clark Corp. 83 11,471

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Consumer Staples — 4.71% - (continued)
Kraft Heinz Co. (The) 299 $ 9,634
Kroger Co. (The) 178 8,888
Lamb Weston Holdings, Inc. 35 2,943
McCormick & Company, Inc. 62 4,398
Mondelez International, Inc., Class A 331 21,661
Monster Beverage Corp.
(a)
187 9,341
PepsiCo, Inc. 339 55,911
Procter & Gamble Co. (The) 583 96,148
Sysco Corp. 123 8,781
US Foods Holding Corp.
(a)
60 3,179
Total Consumer Staples
(Cost $460,938) 488,226
Financials — 9.49%
Aflac, Inc. 126 11,253
Allstate Corp. (The) 64 10,218
American Express Co. 177 40,984
American International Group, Inc. 163 12,101
Ameriprise Financial, Inc. 24 10,253
Apollo Global Management Inc. 100 11,807
Ares Capital Corp. 23 479
Ares Management Corp., Class A 40 5,331
Arthur J. Gallagher & Co. 53 13,743
Bank of America Corp. 1,933 76,875
Bank of New York Mellon Corp. (The) 184 11,020
BlackRock, Inc. 36 28,344
Blackstone Group, Inc. (The) 175 21,665
Brown & Brown, Inc. 58 5,186
Capital One Financial Corp. 93 12,876
Charles Schwab Corp. (The) 414 30,508
Chubb Ltd. 100 25,508
Cincinnati Financial Corp. 38 4,488
Citigroup, Inc. 457 29,001
Citizens Financial Group, Inc. 111 3,999
CME Group, Inc. 88 17,301
Coinbase Global, Inc., Class A
(a)
46 10,223
Discover Financial Services 61 7,979
Equitable Holdings, Inc. 78 3,187
Erie Indemnity Co., Class A
(a)
8 2,899
Everest Re Group Ltd. 8 3,048
FactSet Research Systems, Inc. 9 3,674
Fidelity National Financial, Inc. 64 3,163
Fifth Third Bancorp 168 6,130
First Republic Bank
(a)
26 1
Goldman Sachs Group, Inc. (The) 79 35,732

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Financials — 9.49% - (continued)
Hartford Financial Services Group, Inc. (The) 73 $ 7,339
Huntington Bancshares, Inc. 354 4,666
Interactive Brokers Group, Inc., Class A 25 3,065
Intercontinental Exchange, Inc. 140 19,165
JPMorgan Chase & Co. 707 142,997
KeyCorp 232 3,297
Loews Corp. 45 3,363
LPL Financial Holdings, Inc. 18 5,027
M&T Bank Corp. 41 6,206
Markel Group Inc.
(a)
3 4,727
Marsh & McLennan Companies., Inc. 122 25,709
MetLife, Inc. 147 10,318
Moody's Corp. 45 18,942
Morgan Stanley 308 29,935
MSCI, Inc. 18 8,672
Nasdaq, Inc. 91 5,484
Northern Trust Corp. 49 4,115
PNC Financial Services Group, Inc. (The) 98 15,237
Principal Financial Group, Inc. 57 4,472
Progressive Corp. (The) 144 29,911
Prudential Financial, Inc. 88 10,313
Raymond James Financial, Inc. 46 5,686
Regions Financial Corp. 226 4,529
Reinsurance Group of America, Inc. 16 3,284
S&P Global, Inc. 77 34,341
State Street Corp. 74 5,476
SVB Financial Group
(a)(b)
7 —
Synchrony Financial 98 4,625
T. Rowe Price Group, Inc. 54 6,227
Tradeweb Markets, Inc., Class A 28 2,968
Travelers Companies, Inc. (The) 56 11,387
Truist Financial Corp. 330 12,821
U.S. Bancorp 385 15,285
W.R. Berkley Corp. 49 3,850
Wells Fargo & Co. 862 51,194
Total Financials
(Cost $846,443) 983,609
Health Care — 13.06%
Abbott Laboratories 428 44,474
AbbVie, Inc. 437 74,955
Agilent Technologies, Inc. 71 9,204
Align Technology, Inc.
(a)
17 4,104
Alnylam Pharmaceuticals, Inc.
(a)
31 7,533
AmerisourceBergen Corp. 43 9,688

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Health Care — 13.06% - (continued)
Amgen, Inc. 132 $ 41,243
Anthem, Inc. 57 30,886
Avantor, Inc.
(a)
163 3,456
Baxter International, Inc. 125 4,181
Becton, Dickinson and Co. 71 16,593
Biogen, Inc.
(a)
35 8,114
BioMarin Pharmaceutical, Inc.
(a)
46 3,787
Boston Scientific Corp.
(a)
362 27,878
Bristol-Myers Squibb Co. 501 20,807
Cardinal Health, Inc. 59 5,801
Centene Corp.
(a)
130 8,619
Cigna Corp. 69 22,809
Cooper Companies, Inc. (The)
(a)
49 4,278
CVS Health Corp. 310 18,309
Danaher Corp. 167 41,725
DaVita, Inc.
(a)
21 2,910
DexCom, Inc.
(a)
96 10,884
Edwards LifeSciences Corp.
(a)
146 13,485
Eli Lilly & Co. 210 190,130
GE HealthCare Technologies, Inc. 105 8,182
Gilead Sciences, Inc. 308 21,132
GRAIL, Inc.
(a)
7 100
HCA Healthcare, Inc. 47 15,100
Hologic, Inc.
(a)
57 4,232
Humana, Inc. 29 10,836
IDEXX Laboratories, Inc.
(a)
20 9,744
Illumina, Inc.
(a)
39 4,071
Incyte Corp.
(a)
54 3,273
Insulet Corp.
(a)
17 3,431
Intuitive Surgical, Inc.
(a)
87 38,702
IQVIA Holdings, Inc.
(a)
44 9,303
Johnson & Johnson 595 86,965
Labcorp Holdings, Inc. 20 4,070
McKesson Corp. 32 18,689
Medtronic PLC 324 25,502
Merck & Co., Inc. 626 77,499
Mettler-Toledo International, Inc.
(a)
5 6,988
Moderna, Inc.
(a)
83 9,856
Molina Healthcare, Inc.
(a)
14 4,162
Natera, Inc.
(a)
28 3,032
Neurocrine Biosciences, Inc.
(a)
24 3,304
PerkinElmer, Inc. 30 3,146
Pfizer, Inc. 1,401 39,200
Quest Diagnostics, Inc. 27 3,696
Regeneron Pharmaceuticals, Inc.
(a)
26 27,327

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Health Care — 13.06% - (continued)
ResMed, Inc. 36 $ 6,891
Steris PLC 24 5,269
Stryker Corp. 88 29,942
Tenet Healthcare Corp.
(a)
23 3,060
Thermo Fisher Scientific, Inc. 94 51,981
UnitedHealth Group, Inc. 227 115,602
Veeva Systems, Inc., Class A
(a)
36 6,588
Vertex Pharmaceuticals, Inc.
(a)
63 29,529
Viatris, Inc. 288 3,061
Waters Corp.
(a)
14 4,062
West Pharmaceutical Services, Inc. 17 5,600
Zimmer Biomet Holdings, Inc. 50 5,427
Zoetis, Inc. 112 19,416
Total Health Care
(Cost $1,243,026) 1,353,823
Industrials — 6.02%
3M Co. 136 13,898
AMETEK, Inc. 57 9,502
Builders FirstSource, Inc.
(a)
29 4,014
Carlisle Companies, Inc. 11 4,457
Carrier Global Corp. 208 13,120
Caterpillar, Inc. 120 39,972
Cintas Corp. 21 14,705
Copart, Inc.
(a)
216 11,699
CoStar Group, Inc.
(a)
78 5,783
CSX Corp. 482 16,123
Cummins, Inc. 33 9,139
Deere & Co. 63 23,539
Delta Air Lines, Inc. 159 7,543
Dover Corp. 33 5,955
Eaton Corp. PLC 98 30,728
EMCOR Group, Inc. 11 4,016
Emerson Electric Co. 141 15,533
Equifax, Inc. 30 7,274
Expeditors International of Washington, Inc. 34 4,243
Fastenal Co. 141 8,860
FedEx Corp. 55 16,491
Fortive Corp. 86 6,373
Graco, Inc. 41 3,250
Howmet Aerospace Inc. 99 7,685
Hubbell, Inc. 13 4,751
IDEX Corp. 18 3,622
Illinois Tool Works, Inc. 73 17,298
Ingersoll Rand, Inc. 99 8,993

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Industrials — 6.02% - (continued)
J.B. Hunt Transport Services, Inc. 20 $ 3,200
Johnson Controls International PLC 165 10,968
Lennox International, Inc. 7 3,745
Masco Corp. 54 3,600
Norfolk Southern Corp. 55 11,808
Old Dominion Freight Line, Inc. 46 8,124
Otis Worldwide Corp. 100 9,626
Owens Corning 21 3,648
PACCAR, Inc. 127 13,073
Parker-Hannifin Corp. 31 15,680
Pentair PLC 40 3,067
Quanta Services, Inc. 35 8,893
Republic Services, Inc. 50 9,717
Rockwell Automation, Inc. 28 7,708
Rollins, Inc. 72 3,513
Roper Technologies, Inc. 26 14,655
Snap-on, Inc. 12 3,137
Southwest Airlines Co. 147 4,206
Stanley Black & Decker, Inc. 37 2,956
Trane Technologies PLC 55 18,091
TransUnion 47 3,486
Union Pacific Corp. 150 33,939
United Airlines Holdings, Inc.
(a)
81 3,941
United Parcel Service, Inc., Class B 180 24,633
United Rentals, Inc. 16 10,348
Verisk Analytics, Inc. 35 9,433
Vertiv Holdings Co. 90 7,791
W.W. Grainger, Inc. 11 9,925
Waste Management, Inc. 99 21,121
Watsco, Inc. 8 3,706
Westinghouse Air Brake Technologies Corp. 43 6,796
XPO Logistics, Inc.
(a)
28 2,972
Xylem, Inc. 59 8,002
Total Industrials
(Cost $537,443) 624,074
Materials — 1.62%
Albemarle Corp. 28 2,675
Avery Dennison Corp. 19 4,154
Ball Corp. 75 4,501
Celanese Corp. 26 3,507
CF Industries Holdings, Inc. 44 3,261
Corteva, Inc. 172 9,278
Dow, Inc. 173 9,178
DuPont de Nemours, Inc. 103 8,290

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Materials — 1.62% - (continued)
Eastman Chemical Co. 28 $ 2,743
Ecolab, Inc. 62 14,756
Freeport-McMoRan, Inc. 353 17,156
International Flavors & Fragrances, Inc. 56 5,332
LyondellBasell Industries NV, Class A 64 6,122
Martin Marietta Materials, Inc. 15 8,127
Newmont Corp. 285 11,933
Nucor Corp. 59 9,327
Packaging Corporation of America 21 3,834
PPG Industries, Inc. 57 7,176
Reliance Steel & Aluminum Co. 14 3,998
RPM International, Inc. 31 3,338
Sherwin-Williams Co. (The) 57 17,011
Steel Dynamics, Inc. 36 4,662
Vulcan Materials Co. 32 7,958
Total Materials
(Cost $157,154) 168,317
Real Estate — 2.19%
Alexandria Real Estate Equities, Inc. 42 4,913
American Tower Corp. 115 22,353
AvalonBay Communities, Inc. 35 7,241
CBRE Group, Inc., Class A
(a)
75 6,683
Crown Castle, Inc. 107 10,454
Digital Realty Trust, Inc. 79 12,012
Equinix, Inc. 23 17,402
Equity Residential 92 6,379
Essex Property Trust, Inc. 15 4,083
Extra Space Storage, Inc. 51 7,926
Healthpeak Properties, Inc. 173 3,391
Host Hotels & Resorts, Inc. 172 3,093
Invitation Homes, Inc. 151 5,419
Iron Mountain, Inc. 71 6,363
Mid-America Apartment Communities, Inc. 28 3,993
Prologis, Inc. 228 25,608
Public Storage 39 11,218
Realty Income Corp. 215 11,356
SBA Communications Corp., Class A 26 5,104
Simon Property Group, Inc. 80 12,144
Sun Communities, Inc. 30 3,610
UDR, Inc. 81 3,333
Ventas, Inc. 99 5,075
VICI Properties, Inc. 257 7,360
Welltower, Inc. 148 15,429

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Real Estate — 2.19% - (continued)
Weyerhaeuser Co. 179 $ 5,082
Total Real Estate
(Cost $228,008) 227,024
Technology — 38.51%
Adobe, Inc.
(a)
110 61,109
Advanced Micro Devices, Inc.
(a)
398 64,560
Akamai Technologies, Inc.
(a)
37 3,333
Analog Devices, Inc. 122 27,848
ANSYS, Inc.
(a)
21 6,752
Apple, Inc. 3,792 798,671
Applied Materials, Inc. 204 48,142
Arista Networks, Inc.
(a)
63 22,080
Atlassian Corp., Class A
(a)
39 6,898
Autodesk, Inc.
(a)
53 13,115
Automatic Data Processing, Inc. 101 24,108
Broadcom, Inc. 112 179,819
Broadridge Financial Solutions, Inc. 29 5,713
Cadence Design Systems, Inc.
(a)
66 20,312
CDW Corp. 33 7,387
Cisco Systems, Inc. 996 47,320
Cloudflare, Inc., Class A
(a)
73 6,047
Cognizant Technology Solutions Corp., Class A 122 8,296
Corning, Inc. 191 7,420
Corpay, Inc.
(a)
16 4,263
CrowdStrike Holdings, Inc., Class A
(a)
55 21,075
Datadog, Inc., Class A
(a)
69 8,949
Dell Technologies, Inc., Class C 66 9,102
Dynatrace, Inc.
(a)
69 3,087
Enphase Energy, Inc.
(a)
32 3,191
Entegris, Inc. 37 5,010
Fair Isaac Corp.
(a)
5 7,443
Fidelity National Information Services, Inc. 137 10,324
First Solar, Inc.
(a)
25 5,637
Fiserv, Inc.
(a)
143 21,313
Fortinet, Inc.
(a)
155 9,342
Gartner, Inc.
(a)
18 8,083
Global Payments, Inc. 62 5,995
GoDaddy, Inc., Class A
(a)
34 4,750
Hewlett Packard Enterprise Co. 320 6,774
HP, Inc. 241 8,440
HubSpot, Inc.
(a)
12 7,077
Intel Corp. 1,052 32,580
International Business Machines Corp. 227 39,260
Intuit, Inc. 67 44,033

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Technology — 38.51% - (continued)
Jabil, Inc. 28 $ 3,046
Keysight Technologies, Inc.
(a)
42 5,744
KLA Corp. 33 27,209
Lam Research Corp. 32 34,075
Manhattan Associates, Inc.
(a)
15 3,700
Marvell Technology, Inc. 212 14,819
Mastercard, Inc., Class A 204 89,997
Microchip Technology, Inc. 130 11,895
Micron Technology, Inc. 272 35,776
Microsoft Corp. 1,813 810,321
MicroStrategy, Inc., Class A
(a)
3 4,132
MongoDB, Inc.
(a)
17 4,249
Monolithic Power Systems, Inc. 11 9,038
NetApp, Inc. 50 6,440
NortonLifeLock, Inc. 140 3,497
Nutanix, Inc., Class A
(a)
60 3,411
NVIDIA Corp. 6,067 749,516
Okta, Inc.
(a)
39 3,651
ON Semiconductor Corp.
(a)
106 7,266
Oracle Corp. 395 55,774
Palo Alto Networks, Inc.
(a)
79 26,782
Paychex, Inc. 79 9,366
PayPal Holdings, Inc.
(a)
258 14,972
PTC, Inc.
(a)
29 5,268
Pure Storage, Inc., Class A
(a)
75 4,816
QUALCOMM, Inc. 275 54,775
Salesforce, Inc. 233 59,904
Seagate Technology PLC 51 5,267
ServiceNow, Inc.
(a)
50 39,334
Skyworks Solutions, Inc. 39 4,157
Snap, Inc., Class A
(a)
252 4,186
Snowflake, Inc.
(a)
76 10,267
Square, Inc., Class A
(a)
135 8,706
SS&C Technologies Holdings, Inc. 53 3,322
Super Micro Computer, Inc.
(a)
12 9,832
Synopsys, Inc.
(a)
37 22,017
Teradyne, Inc. 38 5,635
Texas Instruments, Inc. 225 43,769
Trade Desk, Inc. (The), Class A
(a)
109 10,646
Trimble, Inc.
(a)
60 3,355
Tyler Technologies, Inc.
(a)
10 5,028
VeriSign, Inc.
(a)
24 4,267
Visa, Inc., Class A 388 101,838
Western Digital Corp.
(a)
79 5,986
Workday, Inc., Class A
(a)
51 11,402

Sphere 500 Climate Fund
Schedule of Investments (continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — 97.30% - (continued) Shares Fair Value
Technology — 38.51% - (continued)
Zebra Technologies Corp., Class A
(a)
12 $ 3,707
Zoom Video Communications, Class A
(a)
59 3,492
Zscaler, Inc.
(a)
22 4,228
Total Technology
(Cost $2,806,280) 3,994,538
Utilities — 0.06%
American Water Works Co., Inc. 48 6,200
Total Utilities
(Cost $6,749) 6,200
Total Common Stocks (Cost $8,047,414) 10,090,208
Other Assets in Excess of Liabilities — 2.70% 279,774
NET ASSETS — 100.00% $ 10,369,982
(a) Non-income producing security.
(b) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.